Additional Information (Schedule Of Rental Commitments And Sublease Income Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Rental Commitments [Member]
Operating Leased Assets [Line Items]
2012	$ 56
2013	46
2014	37
2015	25
2016	21
Thereafter	110
Total	295
Sublease Income [Member]
Operating Leased Assets [Line Items]
2012	2
2013	3
2014	3
2015	4
2016	4
Thereafter	29
Total	$ 45